Deferred Revenues - Summary of Deferred Revenues (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous liabilities [abstract]
Balance at beginning of year	¥ 3,558	¥ 2,482
- calling cards	390	753
- government grants		1,494
Increase in deferred income during period	390	2,247
- amortization of installation fees	(208)	(294)
- usage of calling cards	(384)	(625)
- amortization of government grants	(295)	(252)
Balance at end of year	3,061	3,558
- current portion			¥ 1,233	¥ 1,253	[1]
- non-current portion			1,828	2,305	[1]
Deferred revenues	¥ 3,558	¥ 2,482	¥ 3,061	¥ 3,558

[1]	restated